THE BOYAR VALUE FUND, INC.

May 5, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: The Boyar Value Fund, Inc. (the “Fund”)

File Nos. 333-29253 and 811-08253

CIK No. 00001041003

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Fund. Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Fund, this is to certify that, the form of Prospectus and Statement of Additional Information dated May 1, 2026 for the Fund that would have been filed under paragraph (c) of Rule 497 would not have materially differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, electronically filed with the Securities and Exchange Commission on April 30, 2026 (SEC Accession No. 0001580642-26-002793).

 Sincerely,

/s/Sean Lawler

Secretary of the Fund